Offerings	Nov. 27, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	20,000,000
Proposed Maximum Offering Price per Unit	0.0000004
Maximum Aggregate Offering Price	$ 666.67
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.1
Offering Note
(1)
Based on the maximum number of shares of Common Stock, $0.0001 par value per share (“
Common Stock
”), CSLM Holdings Ltd. (the “
Registrant
”) issuable upon a business combination (the “
Business Combination
”) involving CSLM Acquisition Corp. (“
CSLM
”), issuable as consideration in connection with the Merger Agreement to holders of ordinary shares of CSLM in accordance with the terms of the Merger Agreement, dated as of January 22, 2024. This number includes: (1) 20,000,000 Common Stock to be issued to the stockholders of Fusemachines Inc; (2) 1,897,500 shares of Common Stock to be issued to CSLM’s public stockholders for the shares issued to the public shareholders holding 18,975,000 CSLM rights, (3) 6,644,035 shares of Common Stock to be issued to holders of CSLM’s founder shares; and (4) 9,487,500 warrants to purchase Common Stock to be issued to holders of CSLM public warrants. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions,
share dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Fusemachines Inc., a Delaware corporation, is a private company, and no market exists for its securities. CSLM Holdings Ltd. has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third
of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third
of the product of the par value of $0.0001 and the maximum number of shares of Leading Partners Ltd. shares that may be exchanged in the merger, or 20,000,000 shares of Fusemachines Inc. Common Stock (computed as of November 25, 2024, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its ordinary shares issuable upon conversion of any securities convertible into or exercisable for shares).

(3)	Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001531.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	1,897,500
Proposed Maximum Offering Price per Unit	0.0000004
Maximum Aggregate Offering Price	$ 63.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.01
Offering Note
(1)
Based on the maximum number of shares of Common Stock, $0.0001 par value per share (“
Common Stock
”), CSLM Holdings Ltd. (the “
Registrant
”) issuable upon a business combination (the “
Business Combination
”) involving CSLM Acquisition Corp. (“
CSLM
”), issuable as consideration in connection with the Merger Agreement to holders of ordinary shares of CSLM in accordance with the terms of the Merger Agreement, dated as of January 22, 2024. This number includes: (1) 20,000,000 Common Stock to be issued to the stockholders of Fusemachines Inc; (2) 1,897,500 shares of Common Stock to be issued to CSLM’s public stockholders for the shares issued to the public shareholders holding 18,975,000 CSLM rights, (3) 6,644,035 shares of Common Stock to be issued to holders of CSLM’s founder shares; and (4) 9,487,500 warrants to purchase Common Stock to be issued to holders of CSLM public warrants. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions,
share dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Fusemachines Inc., a Delaware corporation, is a private company, and no market exists for its securities. CSLM Holdings Ltd. has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third
of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third
of the product of the par value of $0.0001 and the maximum number of shares of Leading Partners Ltd. shares that may be exchanged in the merger, or 20,000,000 shares of Fusemachines Inc. Common Stock (computed as of November 25, 2024, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its ordinary shares issuable upon conversion of any securities convertible into or exercisable for shares).

(3)	Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001531.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered	6,644,035
Proposed Maximum Offering Price per Unit	0.0000004
Maximum Aggregate Offering Price	$ 221.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.03
Offering Note
(1)
Based on the maximum number of shares of Common Stock, $0.0001 par value per share (“
Common Stock
”), CSLM Holdings Ltd. (the “
Registrant
”) issuable upon a business combination (the “
Business Combination
”) involving CSLM Acquisition Corp. (“
CSLM
”), issuable as consideration in connection with the Merger Agreement to holders of ordinary shares of CSLM in accordance with the terms of the Merger Agreement, dated as of January 22, 2024. This number includes: (1) 20,000,000 Common Stock to be issued to the stockholders of Fusemachines Inc; (2) 1,897,500 shares of Common Stock to be issued to CSLM’s public stockholders for the shares issued to the public shareholders holding 18,975,000 CSLM rights, (3) 6,644,035 shares of Common Stock to be issued to holders of CSLM’s founder shares; and (4) 9,487,500 warrants to purchase Common Stock to be issued to holders of CSLM public warrants. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions,
share dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Fusemachines Inc., a Delaware corporation, is a private company, and no market exists for its securities. CSLM Holdings Ltd. has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third
of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third
of the product of the par value of $0.0001 and the maximum number of shares of Leading Partners Ltd. shares that may be exchanged in the merger, or 20,000,000 shares of Fusemachines Inc. Common Stock (computed as of November 25, 2024, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its ordinary shares issuable upon conversion of any securities convertible into or exercisable for shares).

(3)	Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001531.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock, $0.0001 par value per share held by public warrantholders
Amount Registered	9,487,500
Proposed Maximum Offering Price per Unit	0.07
Maximum Aggregate Offering Price	$ 664,125
Fee Rate	0.01531%
Amount of Registration Fee	$ 101.68
Offering Note
(1)
Based on the maximum number of shares of Common Stock, $0.0001 par value per share (“
Common Stock
”), CSLM Holdings Ltd. (the “
Registrant
”) issuable upon a business combination (the “
Business Combination
”) involving CSLM Acquisition Corp. (“
CSLM
”), issuable as consideration in connection with the Merger Agreement to holders of ordinary shares of CSLM in accordance with the terms of the Merger Agreement, dated as of January 22, 2024. This number includes: (1) 20,000,000 Common Stock to be issued to the stockholders of Fusemachines Inc; (2) 1,897,500 shares of Common Stock to be issued to CSLM’s public stockholders for the shares issued to the public shareholders holding 18,975,000 CSLM rights, (3) 6,644,035 shares of Common Stock to be issued to holders of CSLM’s founder shares; and (4) 9,487,500 warrants to purchase Common Stock to be issued to holders of CSLM public warrants. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions,
share dividends or similar transactions.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Fusemachines Inc., a Delaware corporation, is a private company, and no market exists for its securities. CSLM Holdings Ltd. has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third
of the aggregate par value of its ordinary shares being acquired in the proposed merger, which is calculated by taking one-third
of the product of the par value of $0.0001 and the maximum number of shares of Leading Partners Ltd. shares that may be exchanged in the merger, or 20,000,000 shares of Fusemachines Inc. Common Stock (computed as of November 25, 2024, the latest practicable date prior to the date of filing this registration statement, and inclusive of all shares of its ordinary shares issuable upon conversion of any securities convertible into or exercisable for shares).

(3)	Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.0001531.

(4)
Estimated solely for the purpose of calculating the registration fee, based on the average high and low prices of CSLM’s public warrants on Nasdaq on November 22, 2024 ($0.07 per warrant) (such date being within five business days of the date that the Registration Statement was initially filed).